Share Capital - Schedule of Items Excluded from EPS (Details) - equity_instrument	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock options
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	0	1,477,000
Warrants
Disclosure of classes of share capital [line items]
Number of instruments that are antidilutive in period presented	0	0